INTEREST AND OTHER FINANCE COSTS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTEREST AND OTHER FINANCE COSTS
Interest income		$ 10	$ 8	$ 6
Interest expense:
Bank borrowings	$ (18)	(7)	(11)	(11)
Private placement notes	(41)	(41)	(38)	(38)
Lease liabilities	(6)	(6)
Other		(11)	(10)	(8)
Total interest expense	$ (65)	(65)	(59)	(57)
Net interest expense		$ (55)	$ (51)	$ (51)